Equity - Schedule of Share Capital (Details) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Ordinary Share [Member]
Schedule of Share Capital [Line Items]
Number of shares, Authorized	100,000,000	1,000,000
Number of shares, Issued and paid-in	1,858,912	517,129
Class A Preferred Shares [Member]
Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class B Preferred Shares [Member]
Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class C Preferred Shares [Member]
Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class D Preferred Shares [Member]
Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in
Class E Preferred Shares [Member]
Schedule of Share Capital [Line Items]
Number of shares, Authorized	10,000	10,000
Number of shares, Issued and paid-in